Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Issucance of stock, par share	$ 6
Common stock issued, per share	$ 0.01